Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550	56.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63000%	May 15, 2017
Class A-2a Notes	$275,000,000.00	1.080%	March 15, 2019
Class A-2b Notes	$185,200,000.00	1.787%	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.330%	October 15, 2020
Class A-4 Notes	$120,480,000.00	1.520%	August 15, 2021
Class B Notes	$39,510,000.00	1.850%	September 15, 2021
Class C Notes	$26,340,000.00	2.140%	October 15, 2022
Total	$1,316,830,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,574,491.57

Principal:
Principal Collections	$18,390,874.10
Prepayments in Full	$9,967,797.49
Liquidation Proceeds	$290,279.86
Recoveries	$41,047.26
Sub Total	$28,689,998.71
Collections	$30,264,490.28

Purchase Amounts:
Purchase Amounts Related to Principal	$158,538.55
Purchase Amounts Related to Interest	$663.81
Sub Total	$159,202.36

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,423,692.64

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	21
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,423,692.64
Servicing Fee	$570,089.22	$570,089.22	$0.00	$0.00	$29,853,603.42
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,853,603.42
Interest - Class A-2a Notes	$21,370.33	$21,370.33	$0.00	$0.00	$29,832,233.09
Interest - Class A-2b Notes	$25,401.32	$25,401.32	$0.00	$0.00	$29,806,831.77
Interest - Class A-3 Notes	$423,383.33	$423,383.33	$0.00	$0.00	$29,383,448.44
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$29,230,840.44
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,230,840.44
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$29,169,929.19
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,169,929.19
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$29,122,956.19
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,122,956.19
Regular Principal Payment	$26,615,891.05	$26,615,891.05	$0.00	$0.00	$2,507,065.14
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,507,065.14
Residual Released to Depositor	$0.00	$2,507,065.14	$0.00	$0.00	$0.00
Total		$30,423,692.64

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$26,615,891.05
Total					$26,615,891.05
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$15,904,758.88	$57.84	$21,370.33	$0.08	$15,926,129.21	$57.92
Class A-2b Notes	$10,711,132.17	$57.84	$25,401.32	$0.14	$10,736,533.49	$57.98
Class A-3 Notes	$0.00	$0.00	$423,383.33	$1.11	$423,383.33	$1.11
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$26,615,891.05	$20.21	$730,647.23	$0.55	$27,346,538.28	$20.76

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$23,744,805.93	0.0863447	$7,840,047.05	0.0285093
Class A-2b Notes	$15,991,047.49	0.0863447	$5,279,915.32	0.0285093
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$608,065,853.42	0.4617649	$581,449,962.37	0.4415528

Pool Information
Weighted Average APR	2.844%	2.835%
Weighted Average Remaining Term	39.65	38.81
Number of Receivables Outstanding	39,409	38,614
Pool Balance	$684,107,068.13	$654,814,480.36
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$637,562,450.51	$610,507,170.65
Pool Factor	0.4816643	0.4610401

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$9,822,217.21
Yield Supplement Overcollateralization Amount	$44,307,309.71
Targeted Overcollateralization Amount	$73,364,517.99
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$73,364,517.99

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		94	$485,097.77
(Recoveries)		59	$41,047.26
Net Loss for Current Collection Period			$444,050.51
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7789%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7725%
Second Prior Collection Period			0.7602%
Prior Collection Period			0.6898%
Current Collection Period			0.7960%
Four Month Average (Current and Prior Three Collection Periods)			0.7546%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,007	$9,069,116.98
(Cumulative Recoveries)			$794,385.06
Cumulative Net Loss for All Collection Periods			$8,274,731.92
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5826%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,518.74
Average Net Loss for Receivables that have experienced a Realized Loss			$4,122.94

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.47%	453	$9,651,705.62
61-90 Days Delinquent	0.18%	51	$1,184,979.17
91-120 Days Delinquent	0.03%	13	$223,733.95
Over 120 Days Delinquent	0.08%	24	$496,832.38
Total Delinquent Receivables	1.76%	541	$11,557,251.12

Repossession Inventory:
Repossessed in the Current Collection Period		32	$678,049.12
Total Repossessed Inventory		55	$1,294,380.10

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2014%
Prior Collection Period			0.2436%
Current Collection Period			0.2279%
Three Month Average			0.2243%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2910%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	21

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer